New Zealand Purchase Commitments (Detail) - New Zealand $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
2020	$ 47,439
2021	27,630
2022	28,737
2023	11,106
2024	$ 11,106